SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ 1,061	$ 152	¥ 851	¥ 691
Total operating costs and expenses	9,236	1,326	7,945	6,874
Loss from operations	2,108	304	2,344	1,426
Interest income	160	23	148	113
Interest expense	(315)	(45)	(244)	(87)
Foreign exchange gain (loss)	(35)	(5)	(144)	(18)
Other income, net	331	48	203	128
Unrealized gain (loss) from fair value changes of equity securities	316	44	(914)	35
Net income attributable to Huazhu Group Limited	1,769	254	716	1,228
Other comprehensive income
Unrealized securities holding gains (losses), net of tax of (8), nil and nil for 2017, 2018 and 2019, respectively				1
Reclassification of realized gains to net income, net of tax				(5)
Foreign currency translation adjustments, net of tax of nil for 2017, 2018 and 2019, respectively	(7)	(1)	(169)	177
Comprehensive income attributable to Huazhu Group Limited	1,762	253	547	1,401
Parent Company
Operating costs and expenses:
General and administrative expenses	115	16	89	69
Total operating costs and expenses	115	16	89	69
Loss from operations	(115)	(16)	(89)	(69)
Interest income	10	1	1	2
Interest expense	201	29	198	87
Foreign exchange gain (loss)	5	1	17	(14)
Other income, net	30	5	50	7
Unrealized gain (loss) from fair value changes of equity securities	(27)	(4)	(45)	35
Income in investment in subsidiaries	2,067	296	980	1,354
Net income attributable to Huazhu Group Limited	1,769	254	716	1,228
Other comprehensive income
Unrealized securities holding gains (losses), net of tax of (8), nil and nil for 2017, 2018 and 2019, respectively				1
Reclassification of realized gains to net income, net of tax				(5)
Foreign currency translation adjustments, net of tax of nil for 2017, 2018 and 2019, respectively	(7)	(1)	(169)	177
Comprehensive income attributable to Huazhu Group Limited	¥ 1,762	$ 253	¥ 547	¥ 1,401